Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non-Controlling Interest in Subsidiaries

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc.	Manufacture, development and sale	Philippines	45%
and Republic Cement Land & Resources, Inc.	of cement and building materials

Schedule of Summarized Financial Information of Non Controlling Interest

The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12 Disclosure of Interests in Other Entities. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2017 €m	2016 €m
Profit for the year	14	47

Current assets	159	118
Non-current assets	1,292	1,460
Current liabilities	(140)	(124)
Non-current liabilities	(663)	(690)
Net assets	648	764

Cash flows from operating activities	9	91

Dividends paid to non-controlling interests during the year